Accounts Receivable, Net, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net and Accounts Receivable-Related Parties, Net [Abstract]
ACCOUNTS RECEIVABLE, NET, NET

Note 5 – ACCOUNTS RECEIVABLE, NET, NET

Net accounts receivable consisted of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$75,346	$5,748
Less: Allowance for credit losses	-	-
Accounts receivable, net	$75,346	$5,748